Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (90,442)	$ (2,194)	$ (245,360)	$ (3,429)	$ (30,419)	$ (11,467)
Series B Redeemable Convertible Preferred Stock accretion						(79)
Net Loss to Common Stockholders					$ (30,419)	$ (11,546)
Weighted-average shares outstanding – Basic and Diluted	8,768,051	7,100,668	8,271,509	7,098,016	7,108,389	7,043,575
Net loss per share – Basic and Diluted	$ (10.31)	$ (0.31)	$ (29.66)	$ (0.48)	$ (4.28)	$ (1.64)